Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jul. 30, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ownership percentage	4.99%
Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Warrant term	5 years
Investor [Member]
Subsequent Events [Line Items]
Ownership percentage	9.99%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Offering amount | $	$ 3.0
Price per share | $ / shares	$ 3.65
Exercise price per share | $ / shares	$ 0.0001
Class A Ordinary Shares [Member] | Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Share issued | shares	821,918
Class B Ordinary Shares [Member] | Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Share issued | shares	178,296